SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Revenues and Long-Lived Assets Within Geographic Areas
The following is a summary of revenues within geographic areas based on end customers’ location and long-lived assets:

1.          Revenues:

	Year ended December 31,
	2021	2020	2019

North America	$15,902	$17,520	$17,251
Europe	8,913	9,052	11,004
APAC	8,387	5,267	6,476
South and Latin America	1,296	1,322	391
Israel	317	-	-
Others	101	190	17

	$34,916	$33,351	$35,139

2.          Long-lived assets:

	December 31,
	2021	2020

Israel	$154	$81
Europe	1,068	1,038
USA	1,816	1,980
Canada	12,664	13,428
Others	42	41

	$15,744	$16,568